Income Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Weighted Average Number of Common Shares used in Computing Earnings Per Common Share and Effect on Potential Dilutive Common Stock
The following tables show the weighted average number of common shares used in computing income per common share and the effect on the weighted average number of shares of potential dilutive common stock.

	Three Months Ended
	June 30, 2014	June 30, 2013
Weighted average common shares outstanding for basic income per common share	11,862,367	7,040,413
Effect of dilutive securities, stock options	-	-
Effect of dilutive securities, Series B Preferred Stock	5,240,192	1,094,106
Weighted average common shares outstanding for diluted income per common share	17,102,559	8,134,519
Basic income per common share	$0.10	$0.04
Diluted income per common share	$0.06	$0.04

	Six Months Ended
	June 30, 2014	June 30, 2013
Weighted average common shares outstanding for basic income per common share	11,862,367	6,557,664
Effect of dilutive securities, stock options	-	-
Effect of dilutive securities, Series B Preferred Stock	5,240,192	550,075
Weighted average common shares outstanding for diluted income per common share	17,102,559	7,107,739
Basic income per common share	$0.22	$0.15
Diluted income per common share	$0.15	$0.14

Potential dilutive common stock had no effect on earnings (loss) per common share otherwise available to common shareholders for the years ended December 31, 2013, 2012 and 2011.

	Years Ended December 31,
	2013	2012	2011
Weighted average common shares outstanding for basic earnings (loss) per common share	9,204,847	6,050,969	6,007,743
Effect of dilutive securities, stock options	—	—	—
Effect of dilutive securities, Series B Preferred Stock	—	—	—
Weighted average common shares outstanding for diluted earnings (loss) per common share	9,204,847	6,050,969	6,007,743
Basic (loss) earnings per common share	$(0.45)	$0.32	$0.05
Diluted (loss) earnings per common share	$(0.45)	$0.32	$0.05